SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 26, 2020
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 26, 2020:
Allowance for possible losses on accounts receivable	$4,440	$48,954	$(48,765)	$4,629
Year Ended December 28, 2019:
Allowance for possible losses on accounts receivable	$2,601	$39,481	$(37,642)	$4,440
Year Ended December 29, 2018:
Allowance for possible losses on accounts receivable	$2,424	$38,963	$(38,786)	$2,601
*	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 20 years

Schedule of Disaggregation of revenue

(in thousands)	December 26,	December 28,
	2020	2019	% Change
FOB Shipping Point Revenue	$5,025,895	$4,272,583	17.6%
Construction Contract Revenue	128,103	143,426	(10.7)%
Total Net Sales	$5,153,998	$4,416,009	16.7%

Schedule of Percentage of Completion Account Balances

The following table presents the balances of over time accounting accounts on December 26, 2020 and December 28, 2019 which are included in “Other current assets” and “Accrued liabilities: Other”, respectively (in thousands):

	December 26,	December 28,
	2020	2019
Cost and Earnings in Excess of Billings	$4,169	$4,690
Billings in Excess of Cost and Earnings	11,530	6,622

Schedule of Computation of earnings per share	The computation of EPS is as follows (in thousands):

	December 26,	December 28,	December 29,
	2020	2019	2018
Numerator:
Net earnings attributable to controlling interest	$246,778	$179,650	$148,598
Adjustment for earnings allocated to non-vested restricted common stock	(6,903)	(4,496)	(3,396)
Net earnings for calculating EPS	$239,875	$175,154	$145,202
Denominator:
Weighted average shares outstanding	61,632	61,649	61,762
Adjustment for non-vested restricted common stock	(1,724)	(1,543)	(1,411)
Shares for calculating basic EPS	59,908	60,106	60,351
Effect of dilutive restricted common stock	20	24	82
Shares for calculating diluted EPS	59,928	60,130	60,433
Net earnings per share:
Basic	$4.00	$2.91	$2.41
Diluted	$4.00	$2.91	$2.40